Recoverable taxes	12 Months Ended
Dec. 31, 2018
Disclosure of Recoverable taxes [Abstract]
Recoverable taxes
8)	Recoverable taxes
	December 31,
	2 0 1 8	2 0 1 7

Valued Added Tax	$2,262,172	$2,075,615
Income Tax	137,408	146,333
Other	8,294	8,427
	$2,407,874	$2,230,375